UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 5 Vaughn Drive
	 Suite 106
	 Princeton, NJ 08540

13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	February 2, 2006

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: $329,382

List of Other Included Managers:

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
FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARACRUZ CELULOSE S A           SPON ADR PFD B   038496204    16184   404500 SH       SOLE                   404500        0        0
BIOGEN IDEC INC                COM              09062X103    20340   449200 SH       SOLE                   449200        0        0
BURLINGTON RES INC             COM              122014103    30860   358000 SH       SOLE                   358000        0        0
CANADIAN NAT RES LTD           COM              136385101    30472   614100 SH       SOLE                   614100        0        0
CHUNGHWA TELECOM CO LTD        SPONSORED ADR    17133Q205     7927   432000 SH       SOLE                   432000        0        0
CIMAREX ENERGY CO              COM              171798101    32571   757300 SH       SOLE                   757300        0        0
COMCAST CORP NEW               CL A SPL         20030N200    30828  1200000 SH       SOLE                  1200000        0        0
MACQUARIE INFRASTRUCTURE CO    SH BEN INT       55607X108    34930  1134100 SH       SOLE                  1134100        0        0
NEXEN INC                      COM              65334H102    54698  1148400 SH       SOLE                  1148400        0        0
ST JOE CO                      COM              790148100    30007   446400 SH       SOLE                   446400        0        0
TALISMAN ENERGY INC            COM              87425E103    23130   437400 SH       SOLE                   437400        0        0
TEJON RANCH CO DEL             COM              879080109     2092    52400 SH       SOLE                    52400        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106    15343  1248400 SH       SOLE                  1248400        0        0